SIGNIFICANT ACCOUNTING POLICIES - Other Liabilities (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum
Significant accounting policies
Discount rate	6.10%	6.30%	6.40%
Projected increase rate in compensation	23.00%	22.10%	10.00%
Maximum
Significant accounting policies
Discount rate	11.80%	12.70%	15.00%
Projected increase rate in compensation	51.80%	50.90%	48.30%